Schedule of detailed information about right-of-use assets (Details) - USD ($)	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Right-of-use Assets
Right-of-use assets, beginning balance	$ 11,115	$ 557,022
Depreciation	(6,063)	(127,714)
Held for sale - Eden Games		(16,480)
Effect of foreign exchange		(2,459)
Right-of-use assets, ending balance	$ 5,052	$ 410,369